Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 234,600,000.00
Previously Paid Amount	0.00
Total Fee Amount	32,398.26
Total Offset Amount	0.00
Net Fee	32,398.26
Narrative - Max Aggregate Offering Price	$ 234,600,000.00
Final Prospectus	true